Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 14,751	$ 10,656
France
Disaggregation of Revenue [Line Items]
Net sales	140	94
Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	4,281	1,959
North America
Disaggregation of Revenue [Line Items]
Net sales	8,374	6,937
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	1,956	1,616
Latin America
Disaggregation of Revenue [Line Items]
Net sales		50
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Net sales	10,156	9,671
Secure Microcontrollers | France
Disaggregation of Revenue [Line Items]
Net sales	31	90
Secure Microcontrollers | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	1,357	1,280
Secure Microcontrollers | North America
Disaggregation of Revenue [Line Items]
Net sales	7,956	6,937
Secure Microcontrollers | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	812	1,314
Secure Microcontrollers | Latin America
Disaggregation of Revenue [Line Items]
Net sales	0	50
All Others
Disaggregation of Revenue [Line Items]
Net sales	4,595	985
All Others | France
Disaggregation of Revenue [Line Items]
Net sales	109	4
All Others | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	2,924	679
All Others | North America
Disaggregation of Revenue [Line Items]
Net sales	418	0
All Others | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	$ 1,144	$ 302